Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Description of Business

1. Description of Business

Organization and Description of Business

OneMedNet Corporation (the “Company”) is a healthcare software company with solutions focused on digital medical image management, exchange, and sharing. The Company was founded in Delaware on November 20, 2015. The Company has been solely focused on creating solutions that simplify digital medical image management, exchange, and sharing. The Company has one wholly owned subsidiary, OneMedNet Technologies (Canada) Inc., incorporated on October 16, 2015 under the provisions of the Business Corporations Act of British Columbia whose functional currency is the Canadian dollar. The Company’s headquarters location is Eden Prairie, Minnesota.

On November 7, 2023, Data Knights Merger Sub, Inc. (“Merger Sub”), a Delaware corporation and a wholly owned subsidiary of Data Knights Acquisition Corp. (“Data Knights”), a Delaware corporation, merged with and into OneMedNet Solutions Corporation (formerly named OneMedNet Corporation) (“Legacy ONMD”), with Legacy ONMD surviving as a wholly owned subsidiary of Data Knights (the “Business Combination”). Following the consummation of the Business Combination, Data Knights was renamed to “OneMedNet Corporation.”

Basis of Presentation and Consolidation

The accompanying unaudited condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and the rules and regulations of the Securities and Exchange Commission (“SEC”) for interim reporting. As permitted under those rules and regulations, certain notes or other financial information normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The interim unaudited condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal, recurring adjustments that are necessary to present fairly the Company’s results for the interim periods presented. The results from operations for the three months ended March 31, 2026 are not necessarily indicative of the results to be expected for the year ending December 31, 2026, or for any future annual or interim period.

The accompanying interim unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and the related notes for the year ended December 31, 2025 in the Company’s Annual Report on Form 10-K, filed with the SEC on March 30, 2026 (the “Form 10-K”).

The interim unaudited condensed consolidated financial statements include the consolidated accounts of the Company’s wholly owned subsidiary, OneMedNet Technologies (Canada) Inc. All significant intercompany transactions have been eliminated in consolidation.

Liquidity and Going Concern

The Company has incurred recurring net losses since its inception, including $2.5 million and $1.9 million for the three months ended March 31, 2026 and 2025, respectively. In addition, the Company had an accumulated deficit of $106.8 million as of March 31, 2026. The Company’s cash balance of $0.2 million is not adequate to fund its operations through at least twelve months from the date these condensed consolidated financial statements were available for issuance. Therefore, these conditions raise substantial doubt about the Company’s ability to continue as a going concern.

To continue and expand its operations, the Company will be required to, and management plans to, raise additional working capital through equity or debt offerings and ultimately hopes to attain profitable operations to fulfill its operating and capital requirements for at least 12 months from the date of the issuance of the condensed consolidated financial statements. However, the Company may not be able to secure such financing in a timely manner or on favorable terms, if at all. Furthermore, if the Company issues equity securities to raise additional funds, its existing stockholders may experience dilution, and the new equity securities may have rights, preferences and privileges senior to those of the Company’s existing stockholders. The condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of assets and liabilities that might be necessary should the Company be unable to continue as a going concern. The Company’s continuation as a going concern is dependent upon its ability to continue receiving working capital cash payments and generating cash flow from operations.

Risks and Uncertainties

The Company is subject to risks common to companies in the markets it serves, including, but not limited to, global economic and financial market conditions, fluctuations in customer demand, acceptance of new products, development by its competitors of new technological innovations, dependence on key personnel, and protection of proprietary technology.

In addition, the Company has invested in Bitcoin, which is a crypto asset. Crypto assets are loosely regulated and there is no central marketplace for currency exchange. Supply is determined by a computer code, not by a central bank, and prices have been extremely volatile. Certain crypto asset exchanges have been closed due to fraud, failure or security breaches. Any of the Company’s crypto assets that reside on an exchange that shuts down may be lost. Several factors may affect the price of crypto assets, including, but not limited to: supply and demand, investors’ expectations with respect to the rate of inflation, interest rates, currency exchange rates or future regulatory measures (if any) that restrict the trading of crypto assets, and the use of crypto assets as a form of payment. There is no assurance that crypto assets will maintain their long-term value in terms of purchasing power in the future, or that acceptance of crypto asset payments by mainstream retail merchants and commercial businesses will continue to grow.

As crypto assets have grown in popularity and market size, various countries and jurisdictions have begun to develop regulations governing the crypto asset industry. To the extent future regulatory actions or policies limit the ability to exchange crypto assets or utilize them for payments, the demand for crypto assets could be reduced. Furthermore, regulatory actions may limit the ability of end-users to convert crypto assets into fiat currency (e.g., U.S. dollars) or use crypto assets to pay for goods and services. Such regulatory actions or policies could result in a reduction of demand, and in turn, a decline in the underlying crypto asset unit prices.

The effect of any future regulatory change on crypto assets in general is impossible to predict, but such change could be substantial and adverse to the Company and the value of the Company’s investments in crypto assets.

Crypto assets are not insured or protected under the Federal Deposit Insurance Corporation (“FDIC”) or the Securities Investor Protection Company (“SIPC”). Accordingly, with respect to its Bitcoin investment, the Company does not enjoy the protections of other assets covered by the FDIC or SIPC.

1. Description of Business

Organization and Description of Business

OneMedNet Corporation (the “Company”) is a healthcare software company with solutions focused on digital medical image management, exchange, and sharing. The Company was founded in Delaware on November 20, 2015. The Company has been solely focused on creating solutions that simplify digital medical image management, exchange, and sharing. The Company has one wholly-owned subsidiary, OneMedNet Technologies (Canada) Inc. (“OneMedNet Canada”), incorporated on October 16, 2015 under the provisions of the Business Corporations Act of British Columbia. The Company’s headquarters location is Eden Prairie, Minnesota.

On November 7, 2023, the Company consummated a merger (the “Merger”) following the approval at the special meeting of the shareholders of Data Knights Acquisition Corp. (“Data Knights”), a Delaware corporation, held on October 17, 2023 (the “Special Meeting”), of the agreement and plan of merger, dated as of April 25, 2022 (the “Merger Agreement”), by and among Data Knights, Data Knights Merger Sub, Inc., a Delaware corporation (“Merger Sub”) and a wholly-owned subsidiary of Data Knights, OneMedNet Solutions Corporation (formerly named OneMedNet Corporation) (“Legacy ONMD”), Data Knights, LLC, a Delaware limited liability company (“Sponsor”), and Paul Casey, in his capacity as representative of the stockholders of Legacy ONMD. Pursuant to the Merger Agreement, Merger Sub merged with and into Legacy ONMD, with Legacy ONMD surviving the Merger as a wholly-owned subsidiary of Data Knights (such transactions contemplated by the Merger Agreement, the “Business Combination”).

Risks and Uncertainties

The Company is subject to risks common to companies in the markets it serves, including, but not limited to, global economic and financial market conditions, fluctuations in customer demand, acceptance of new products, development by its competitors of new technological innovations, dependence on key personnel, and protection of proprietary technology.

Liquidity and Going Concern

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and settlement of liabilities in the normal course of business, and do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or amounts and classification of liabilities that may result from the outcome of this uncertainty.

The Company has incurred recurring net losses since its inception, including $2.8 million and $10.1 million for the years ended December 31, 2025 and 2024, respectively. In addition, the Company had an accumulated deficit of $104.4 million as of December 31, 2025. The Company’s cash balance of $0.6 million is not adequate to fund its operations through at least twelve months from the date these consolidated financial statements were available for issuance. Therefore, these conditions raise substantial doubt about the Company’s ability to continue as a going concern.

To continue in existence and expand its operations, the Company will be required to, and management plans to, raise additional working capital through an equity or debt offering and ultimately attain profitable operations to fulfill its operating and capital requirements for at least 12 months from the date of the issuance of the consolidated financial statements. However, the Company may not be able to secure such financing in a timely manner or on favorable terms, if at all. Furthermore, if the Company issues equity securities to raise additional funds, its existing stockholders may experience dilution, and the new equity securities may have rights, preferences and privileges senior to those of the Company’s existing stockholders. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of assets and liabilities that might be necessary should the Company be unable to continue as a going concern. The Company’s continuation as a going concern is dependent upon its ability to continue receiving working capital cash payments and generating cash flow from operations.

Investment in Crypto Assets – Bitcoin

The Company has also invested in Bitcoin, which is a crypto asset. Crypto assets are loosely regulated and there is no central marketplace for currency exchange. Supply is determined by a computer code, not by a central bank, and prices have been extremely volatile. Certain crypto asset exchanges have been closed due to fraud, failure or security breaches. Any of the Company’s crypto assets that reside on an exchange that shuts down may be lost. Several factors may affect the price of crypto assets, including, but not limited to: supply and demand, investors’ expectations with respect to the rate of inflation, interest rates, currency exchange rates or future regulatory measures (if any) that restrict the trading of crypto assets, and the use of crypto assets as a form of payment. There is no assurance that crypto assets will maintain their long-term value in terms of purchasing power in the future, or that acceptance of crypto asset payments by mainstream retail merchants and commercial businesses will continue to grow.

As crypto assets have grown in popularity and market size, various countries and jurisdictions have begun to develop regulations governing the crypto asset industry. To the extent future regulatory actions or policies limit the ability to exchange crypto assets or utilize them for payments, the demand for crypto assets could be reduced. Furthermore, regulatory actions may limit the ability of end-users to convert crypto assets into fiat currency (e.g., U.S. dollars) or use crypto assets to pay for goods and services. Such regulatory actions or policies could result in a reduction of demand, and in turn, a decline in the underlying crypto asset unit prices.

The effect of any future regulatory change on crypto assets in general is impossible to predict, but such change could be substantial and adverse to the Company and the value of the Company’s investments in crypto assets.

Crypto assets are not insured or protected under the Federal Deposit Insurance Corporation (“FDIC”) or the Securities Investor Protection Company (“SIPC”). Accordingly, with respect to its Bitcoin investment, the Company does not enjoy the protections of other assets covered by the FDIC or SIPC.